Stock Plan Activity (Detail) - Stock Awards - $ / shares shares in Millions		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested balance, beginning of year		82
Granted	[1]	41
Vested		(35)
Forfeited		(10)
Nonvested balance, end of year		78		82
Weighted Average Grant-Date Fair Value
Nonvested balance, beginning of year		$ 347.44
Granted		471	[1]	$ 413.9	$ 339.46
Vested		342.98
Forfeited		384.57
Nonvested balance, end of year		$ 409.94		$ 347.44

[1]	Includes 1 million of PSUs granted at target and performance adjustments above target levels for each of the fiscal years 2026, 2025, and 2024.